Consolidated statement of cash flows (Parenthetical) R$ in Thousands		12 Months Ended
		Dec. 31, 2019 BRL (R$) shares	Dec. 31, 2018 BRL (R$)
Statement [LineItems]
Recovering tax credits		R$ 165,398	R$ 326,987	[1]
Right-of-use assets recognized		2,777,275
Interest in earnings of joint ventures		1,131,406	946,282	[1]
Financial result		63,899	93,243
Recognition of litigation indemnification		50,284
Increase (decrease) in contingent consideration asset (liability)		134,637
Acquisition of non-controlling interests	[2]	3,086,642	268,322
Amount of voting equity interests acquired		2,067,297
North South Railroad Concession Agreement [Member]
Statement [LineItems]
Right-of-use assets recognized		2,916,632
Other Lease Agreements [Member]
Statement [LineItems]
Right-of-use assets recognized		76,763
Joint ventures [member]
Statement [LineItems]
Interest in earnings of joint ventures		135,329
Construction in progress [member]
Statement [LineItems]
Payment for acquisition of assets in installments		176,632
Cosan Logstica [Member]
Statement [LineItems]
Acquisition of non-controlling interests		78,464
Cosan S.A. [member]
Statement [LineItems]
Acquisition of non-controlling interests		R$ 940,881
Preference shares [member]
Statement [LineItems]
Number of instruments issued | shares		22,597,886
Ordinary shares [member]
Statement [LineItems]
Number of instruments issued | shares		2,527,682
Subsidiaries [member]
Statement [LineItems]
Tax assets Recognised		R$ 364,626	420,229
Recovering tax credits		165,398	326,987
Intangible assets, addition			128,654
Accounts payable			R$ 129,038
Rezende Barbosa SA [Member]
Statement [LineItems]
Non cash settlement of receivables		23,144
Payly Solucoes de Pagamentos SA [Member]
Statement [LineItems]
Capital contribution capitalization of expenses		R$ 11,056

[1]	For details on this restated, see note 24.
[2]	A total of 22,597,886 preferred shares and 2,527,682 common shares of Companhia de Gás de São Paulo – COMGÁS (“Comgás”) were acquired by Cosan S.A. for the amount of R$2,067,297 (Note 8.2). In addition, the Company acquired class A common shares issued by Cosan Logística S.A. (“Cosan Logística”) and Cosan S.A. for R$78,464 and R$940,881, respectively. The acquisition of non-controlling interests totaling R$ 3,086,642.